Yamana Acquisition - Additional Information (Details) shares in Millions, $ in Millions		12 Months Ended
	Mar. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Value of shares issued	$ 2,823.0		$ 3,307.9
Revenue of acquiree			916.1
Net earnings of acquiree			6.5
Revenue would have contributed if transaction had occurred January 1, 2023			1,198.3
Pre-tax income would have contributed if transaction had occurred January 1, 2023			30.6
Acquisition related costs		$ 0.0	$ 25.3
Pan American | Pan American Shareholders
Disclosure of detailed information about business combination [line items]
Ownership percentage	58.00%
Pan American | Former Yamana Shareholders
Disclosure of detailed information about business combination [line items]
Ownership percentage	42.00%
Yamana
Disclosure of detailed information about business combination [line items]
Percentage acquired	100.00%
Number of shares issued (shares) | shares	153.8
Cash received	$ 259.5